Income Taxes - Summary of Movements in Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	$ (181)	$ (894)	$ 557
Property, plant and equipment and exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(158)	(775)	281
Lease assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(11)	414	0
Unrealized foreign exchange loss (gain) on long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	29	55	(75)
Unrealized risk management activities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(8)	(14)	18
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(13)	(317)	175
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	6	(418)
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	4	(11)	(5)
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(182)	170	(61)
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(22)	(10)	(50)
Investment in North West Redwater Partnership
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	174	179	162
Deferred PRT
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	0	1	17
PRT deduction for corporate income tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	0	0	(7)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	$ 0	$ (168)	$ 102